Financial instruments - Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Parenthetical) (Detail) - Seaspan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Cash flows related to settlement of interest rate swaps	$ 126,800,000	$ 41,300,000	$ 67,400,000
Settlement of interest rate swaps, operating activities	20,000,000	57,400,000	44,100,000
Interest Rate Swaps [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Cash flows related to settlement of interest rate swaps	$ 126,782,000	41,284,000	59,313,000
Interest Rate Swaps [Member] | Restatement Adjustment [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Settlement of interest rate swaps, operating activities		$ 41,284,000	$ 59,313,000